Accounts Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$)	Mar. 06, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Accounts receivable		R$ 1,803,998,000	R$ 997,893,000
Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 63,940,000
Over 90 days
Disclosure of financial assets [line items]
Accounts receivable		50,440,000
Not past due
Disclosure of financial assets [line items]
Accounts receivable		1,644,019,000	920,797,000
Not past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable		583,523,000	562,539,000
Not past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable		177,992,000	101,699,000
Not past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable		140,758,000	56,001,000
Not past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable		397,205,000	110,207,000
Not past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable		344,541,000	90,351,000
Past due
Disclosure of financial assets [line items]
Accounts receivable		159,979,000	77,096,000
Past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable		55,941,000	25,872,000
Past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable		9,377,000	20,178,000
Past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable		3,313,000	13,235,000
Past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable		2,441,000	3,589,000
Past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable		11,334,000	5,388,000
Past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable		77,573,000	R$ 8,834,000
Past due | Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable		90
Past due | Over 90 days
Disclosure of financial assets [line items]
Accounts receivable		R$ 90